AIG Strategic Bond Fund
AIG Strategic Bond Fund

SunAmerica Income Funds

AIG Strategic Bond Fund

Class T

(the “Fund”)

Supplement dated November 19, 2018, to the Prospectus

and Statement of Additional Information

each dated July 30, 2018, as supplemented and amended to date

Effective November 19, 2018, pursuant to an Amended and Restated Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC has contractually agreed to waive further a portion of its fees payable by the Fund through July 31, 2020. Accordingly, the following changes to the Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the subsection of the Fund’s Prospectus entitled “Fund Highlights: AIG Strategic Bond Fund – Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AIG Strategic Bond Fund Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AIG Strategic Bond Fund Class T
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.84%	[1]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	1.74%
Fee Waiver and/or Expense Reimbursement	0.44%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%	[2],[3]
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Advisory Fee Waiver Agreement, effective November 19, 2018, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.38% on the first $350 million of average daily net assets and 0.33% above $350 million of average daily net assets. This agreement will continue in effect through July 31, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Independent Trustees.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.30% for Class T shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board of Trustees who are not "interested persons" of SunAmerica Income Funds as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.